As filed with the Securities and Exchange Commission on September 10, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

600 Mamaroneck Avenue, Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Avenue, Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (569-2382)
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2009

Date of reporting period:  June 30, 2009

Item 1. Report to Stockholders.

AIP MUTUAL FUNDS

Hedge Fund Strategies in a Mutual Fund℠

Semi-Annual Report
June 30, 2009

ALPHA HEDGED STRATEGIES FUND

Ticker Symbol ALPHX & APHCX

BETA HEDGED STRATEGIES FUND

Ticker Symbol BETAX & BETCX

INVESTMENT ADVISOR

Alternative Investment Partners, LLC

The mutual fund advisor dedicated exclusively to alternative investment strategies℠

PORTFOLIO RESEARCH CONSULTANT

Trust Advisors LLC

Style Management and Portfolio Analytics

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities commission or any state securities commission passed upon the accuracy or adequacy of this semi-annual report. Any representation to the contrary is a criminal offense.

www.aipfunds.com

1•877•LOW•BETA (1•877•569•2382)

AIP Alternative Strategies Funds
Shareholder Letter
August 31, 2009

Dear Fellow Shareholders:

At the close of almost 7 years of operations for our Alpha Hedged Strategies Fund (ALPHX), we are pleased to present the AIP Alternative Strategies Funds Semi-Annual Report for the period ended June 30, 2009. Alternative Investment Partners, created the AIP Fund Family to offer the benefits of risk-adjusted and absolute return investing to a broad spectrum of individual and institutional investors.

Since its launch, our flagship Alpha Hedged Strategies Fund (ALPHX) has been widely covered in the media, as an innovative open-end mutual fund. The Fund seeks to minimize equity market exposure and volatility, by employing a variety of hedged strategies. Designed to provide access to the talents of seasoned hedge fund managers (as our sub-advisors) and provide the types of hedged alternative strategies not typically found in open-end mutual funds.

ALPHX continues to stand apart from the crowd in offering a broad diversity of hedged strategies for conservative investors. The AIP Funds ‘fund-of-mutual-funds’ structure continues to enable us to grow much broader in diversity. We now have over 20 active managers and hedged strategies. This platform of real hedge fund managers and strategies within a mutual fund structure will continue to have all investments be managed and monitored within the regulatory framework that governs the mutual fund industry.

In response to market demand for a more aggressive version of AIP’s multi-strategy hedged mutual fund approach, we launched a second fund, the Beta Hedged Strategies Fund (BETAX), to provide our shareholders with greater choice in risk-adjusted return profiles.

In August of 2006, we also added C-share classes for Alpha (APHCX) and Beta (BETCX), to allow financial intermediaries greater flexibility in how they can offer our fund choices to their clients.

As investors continue to search for alternatives to traditional funds that have significant exposure to the equity markets, they are seeking out products like AIP Funds. As a fully open-end mutual fund family with products that allocate their assets among multiple specialized hedge fund managers (the Fund’s sub-advisors), we believe that Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund represent compelling opportunities for mutual fund investors, and an attractive alternative to traditional hedge fund-of-funds for many high net worth individuals and financial intermediaries. The Fund seeks to attain more consistently positive annual returns, with lower market exposure risk and volatility, than if it utilized a single manager or single strategy approach.

We thank our shareholders for their continued loyalty, as we strive to provide rewarding risk adjusted long-term investment returns.

Very truly yours,

Lee W. Schultheis
President & Chief Investment Strategist
AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (ALPHX / APHCX)
Beta Hedged Strategies Fund (BETAX / BETCX)

Must be preceded or accompanied by a prospectus. Read it carefully before investing.

The information provided herein represents the opinion of AIP and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund Disclosure

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

•	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;
•	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;
•	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
•
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Funds are non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on each Fund’s share price.

Because the Funds are fund-of-funds, your cost of investing in the Funds will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the prospectus for more information about the Funds, including risks, fees and expenses.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk. Beta measures the correlation and magnitude with which a fund moves in relation to a general market benchmark.

Quasar Distributors, LLC, Distributor — 8/09

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund
(1)Allocation of Portfolio Assets — June 30, 2009 (Unaudited)

____________________________
(1) Percentages are stated as a percentage of total investments.

AIP Alternative Strategies Funds
Beta Hedged Strategies Fund
(1)Allocation of Portfolio Assets — June 30, 2009 (Unaudited)

____________________________
(1) Percentages are stated as a percentage of total investments.

AIP Alternative Strategies Funds
Expense Example
June 30, 2009 (Unaudited)

As a shareholder of the Alpha or Beta Hedged Strategies Funds (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/09-6/30/09).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no up-front sales load or transaction fees, a contingent deferred sales charge of 1.00% is applied to Class C shares sold within a year. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

AIP Alternative Strategies Funds
Expense Example
June 30, 2009 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Alpha Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09+
Actual‹	$1,000.00	$1,078.30	$26.54
Hypothetical
(5% return before
expenses)**	1,000.00	999.26	25.53
___________________
‹	Excluding interest expense and dividends on short positions, your actual expenses would be $20.56.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.84.
+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.15%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
Expense Example
June 30, 2009 (Unaudited) (continued)

Alpha Hedged Strategies (C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09+
Actual‹	$1,000.00	$1,074.40	$30.35
Hypothetical
(5% return before
expenses)**	1,000.00	995.54	29.19
___________________
‹	Excluding interest expense and dividends on short positions, your expenses in the Portfolio would be $24.38.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.52.
+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.90%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

Beta Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09+
Actual‹	$1,000.00	$1,090.60	$26.64
Hypothetical
(5% return before
expenses)**	1,000.00	999.31	25.48

‹	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $20.68.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.84.
+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.14%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
Expense Example
June 30, 2009 (Unaudited) (continued)

Beta Hedged Strategies (C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09+
Actual‹	$1,000.00	$1,088.10	$30.49
Hypothetical
(5% return before
expenses)**	1,000.00	995.59	29.14

‹	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $24.54.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.52.
+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.89%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

AIP Alternative Strategies Fund
Alpha Hedged Strategies Fund
Schedule of Investments — June 30, 2009 (Unaudited)

	Shares or
UNDERLYING FUNDS TRUST — 109.53%	Principal Amount	Value

The Arbitrage-1 Portfolio	2,805,712	$26,962,890
The Distressed/Hedged Income Portfolio	7,111,761	42,599,448
The Distressed Securities & Special Situations-1 Portfolio	7,283,108	43,407,325
The Energy and Natural Resources Portfolio[a]	5,177,332	30,080,299
The Event Driven and Risk Arbitrage Portfolio[a]	2,158,103	19,379,762
The Global Hedged Income-1 Portfolio[a]	3,040,509	23,715,969
The Income Arbitrage Portfolio[a]	3,448,893	24,969,987
The Long/Short Equity — Earnings Revision-1 Portfolio[a]	1,218,233	13,144,731
The Long/Short Equity — Growth-1 Portfolio[a]	2,014,591	17,204,603
The Long/Short Equity Hedge Portfolio[a]	4,440,097	27,173,394
The Long/Short Equity — International-1 Portfolio[a]	1,681,410	15,250,392
The Long/Short Equity Market Neutral Portfolio[a]	3,108,866	28,788,096
TOTAL UNDERLYING FUNDS TRUST
(Cost $380,969,242)		312,676,896
REPURCHASE AGREEMENTS — 5.87%
J.P. Morgan 0.010%,
dated 6/30/09, due 07/01/2009
repurchase price $16,756,529[b]	$16,756,524	16,756,524
TOTAL REPURCHASE AGREEMENTS
(Cost $16,756,524)		16,756,524
TOTAL INVESTMENTS
(Cost $397,725,766) — 115.40%		329,433,420
Liabilities in Excess of Other Assets — (15.40)%		(43,964,769)
TOTAL NET ASSETS — 100.00%		$285,468,651

_____________
Percentages are stated as a percent of net assets.
a —	Non Income Producing.
b —	Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker’s acceptances.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Fund
Beta Hedged Strategies Fund
Schedule of Investments — June 30, 2009 (Unaudited)

	Shares or
UNDERLYING FUNDS TRUST — 124.78%	Principal Amount	Value
The Arbitrage-1 Portfolio	27,946	$268,559
The Distressed/Hedged Income Portfolio	132,299	792,471
The Distressed Securities & Special
Situations-1 Portfolio	210,780	1,202,608
The Energy and Natural Resources Portfolio[a]	94,759	550,549
The Event Driven and Risk Arbitrage Portfolio[a]	44,966	403,799
The Global Hedged Income-1 Portfolio[a]	68,533	534,561
The Income Arbitrage Portfolio[a]	37,059	268,304
The Long/Short Equity — Earnings Revision-1 Portfolio[a]	12,373	133,505
The Long/Short Equity — Growth-1 Portfolio[a]	79,018	674,816
The Long/Short Equity Hedge Portfolio[a]	190,291	1,164,582
The Long/Short Equity — International-1 Portfolio[a]	14,798	134,217
The Long/Short Equity Market Neutral Portfolio[a]	28,975	268,305

TOTAL UNDERLYING FUNDS TRUST
(Cost $7,615,598)		6,396,276
REPURCHASE AGREEMENTS — 8.07%
J.P. Morgan 0.010%,
dated 6/30/09, due 07/01/2009 repurchase
price $413,623[b]	$413,623	413,623
TOTAL REPURCHASE AGREEMENTS
(Cost $413,623)		413,623
TOTAL INVESTMENTS
(Cost $8,029,221) — 132.85%		6,809,899
Liabilities in Excess of Other Assets — (32.85)%		(1,683,388)
TOTAL NET ASSETS — 100.00%		$5,126,511

__________
Percentages are stated as a percent of net assets.
a — Non Income Producing.
b — Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker’s acceptances.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	ALPHA	BETA
	HEDGED	HEDGED
	STRATEGIES	STRATEGIES

Assets:
Investments in affiliated Portfolios, at value
(cost $380,969,242, $7,615,598)	$312,676,896	$6,396,276
Repurchase agreements (cost $16,756,524, $413,623)	16,756,524	413,623
Cash	186,905	—
Receivable for Fund shares issued	1,221,597	6,719
Dividends and interest receivable	1,731	19
Total Assets	330,843,653	6,816,637

Liabilities:
Short-term borrowing on credit facility	35,000,000	1,141,000
Payable for Fund shares redeemed	381,524	—
Payable for investments in affiliated Portfolios	9,500,000	500,000
Payable to Custodian for cash overdraft	—	35,582
Accrued distribution fee	209,929	9,114
Accrued shareholder servicing fee	53,799	891
Accrued interest expense	55,523	292
Accrued operating services fee	174,227	3,247
Total Liabilities	45,375,002	1,690,126
Net Assets	$285,468,651	$5,126,511

Net Assets Consist of:
Shares of beneficial interest	$410,707,165	$12,495,852
Undistributed net investment income (loss)	(1,756,051)	(38,749)
Accumulated net realized gain (loss) on investments sold	(55,190,117)	(6,111,270)
Net unrealized appreciation (depreciation) on investments	(68,292,346)	(1,219,322)
Total Net Assets	$285,468,651	$5,126,511

No Load Shares:
Net assets	$261,440,387	$4,168,964
Shares outstanding (unlimited shares authorized,
$0.001 par value)	27,204,802	489,326
Net Asset Value, Redemption Price and Offering Price
Per Share	$9.61	$8.52
Class C Shares:
Net assets	$24,028,264	$957,547
Shares outstanding (unlimited shares authorized,
$0.001 par value)	2,528,660	114,386
Net Asset Value, Redemption Price and Offering Price
Per Share	$9.50	$8.37

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

	ALPHA	BETA
	HEDGED	HEDGED
	STRATEGIES	STRATEGIES

Investment Income:
Income distributions from affiliated
Portfolios	$—	$—
Interest income	14,663	160
Total investment income	14,663	160
Expenses:
Shareholder servicing fees
(No Load Shares)	331,202	5,475
Distribution fees (Class C Shares)	126,039	5,037
Operating services fees	1,073,627	19,933
Total operating expenses before
interest expense	1,530,868	30,445
Interest expense on credit facility	552,646	8,286
Total expenses	2,083,514	38,731
Net Expenses	2,083,514	38,731
Net Investment Income (Loss)	(2,068,851)	(38,571)
Realized and Unrealized Gain (Loss) on
Investments:
Realized Gains (Losses) from sale of
affiliated Portfolios	(46,067,210)	(1,396,092)
Realized gain distributions from
affiliated Portfolios	—	—
Total Realized Gains (Losses)	(46,067,210)	(1,396,092)
Change in unrealized appreciation
(depreciation) on affiliated Portfolios	65,533,096	1,838,980
Net Realized and Unrealized Gain
(Loss) on Investments	19,465,886	442,888
Net Increase (Decrease) in Net Assets
Resulting from Operations	$17,397,035	$404,317

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	June 30, 2009	December 31,
ALPHA HEDGED STRATEGIES FUND	(Unaudited)	2008
Operations:
Net investment (loss)	$(2,068,851)	$(9,223,432)
Net realized gain (loss) on affiliated Portfolios	(46,067,210)	(68,738,848)
Change in unrealized appreciation (depreciation)
on affiliated Portfolios	65,533,096	(152,062,238)
Net Increase (Decrease) in Net Assets Resulting
from Operations	17,397,035	(230,024,518)

Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	(4,588,822)
Class C Shares	—	(183,770)
Capital Gain Distribution:
No Load Shares	—	(543,642)
Class C Shares	—	(41,004)
Total Dividends and Distributions	—	(5,357,238)

Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	38,826,386	380,782,404
Proceeds from shares issued to holders in
reinvestment of dividends	—	4,822,462
Cost of shares redeemed	(107,775,447)	(555,355,874)
C Shares:
Proceeds from shares issued	1,981,410	19,270,580
Proceeds from shares issued to holders in
reinvestment of dividends	—	197,155
Cost of shares redeemed	(8,252,741)	(12,771,236)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	(75,220,392)	(163,054,509)

Total Increase (Decrease) in Net Assets	(57,823,357)	(398,436,265)
Net Assets:
Beginning of period	343,292,008	741,728,273
End of period*	$285,468,651	$343,292,008
* Including undistributed net investment income
(loss)	$(1,756,051)	$312,800

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	June 30, 2009	December 31,
BETA HEDGED STRATEGIES FUND	(Unaudited)	2008

Operations:
Net investment (loss)	$(38,571)	$(420,219)
Net realized gain (loss) on affiliated Portfolios	(1,396,092)	(4,715,178)
Change in unrealized appreciation (depreciation)
on affiliated Portfolios	1,838,980	(1,988,724)
Net Increase (Decrease) in Net Assets Resulting
from Operations	404,317	(7,124,121)
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	(5,335)
Class C Shares	—	(1,165)
Capital Gain Distribution:
No Load Shares	—	(2,441)
Class C Shares	—	(504)
Total Dividends and Distributions	—	(9,445)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	481,738	9,181,032
Proceeds from shares issued to holders in
reinvestment of dividends	—	7,205
Cost of shares redeemed	(1,573,695)	(26,819,868)
C Shares:
Proceeds from shares issued	53,921	553,713
Proceeds from shares issued to holders in
reinvestment of dividends	—	1,269
Cost of shares redeemed	(219,292)	(221,401)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	(1,257,328)	(17,298,050)
Total Increase (Decrease) in Net Assets	(853,011)	(24,431,616)
Net Assets:
Beginning of period	5,979,522	30,411,138
End of period*	$5,126,511	$5,979,522
* Including undistributed net investment income
(loss)	$(38,749)	$(178)

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statement of Cash Flows
For the six months ended June 30, 2009 (Unaudited)

ALPHA HEDGED STRATEGIES
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$17,397,035
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating
activities:
Net realized (gain) loss on:
Sale of affiliated Portfolios	46,067,210
Change in unrealized appreciation (depreciation) on
affiliated Portfolios	(65,533,096)
Changes in assets and liabilities:
Dividends and interest receivable	(758)
Payable for investments in affiliated portfolios	9,500,000
Payable for distribution fee	59,487
Payable for shareholder servicing fee	(17,616)
Accrued interest expense	(147,062)
Accrued operating services fee	(55,422)
Purchases of affiliated portfolios	(13,988,745)
Sales of affiliated portfolios	121,435,465
Net sales of repurchase agreements	29,678,145
Net cash provided by operating activities	144,394,643
Cash flows from Financing Activities:
Proceeds from shares issued	40,807,796
Receivable for Fund shares issued	(689,237)
Payable for Fund shares redeemed	(3,298,109)
Payment on shares redeemed	(116,028,188)
Cash distributions paid	—
Short-term borrowing on credit facility	(65,000,000)
Net cash used by financing activities	(144,207,738)
Net change in cash for the period	186,905
Cash, beginning of period	—
Cash, end of period	$186,905
Supplemental Information:
Cash paid for interest on loan outstanding	$699,708

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statement of Cash Flows
For the six months ended June 30, 2009 (Unaudited)

BETA HEDGED STRATEGIES
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$404,317
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss on:
Sale of affiliated portfolios	1,396,092
Change in unrealized appreciation (depreciation) on affiliated
Portfolios	(1,838,980)
Changes in assets and liabilities:
Dividends and interest receivable	(1)
Payable for investments in affiliated portfolios	500,000
Payable for distribution fee	2,024
Payable for shareholder servicing fee	(144)
Payable to Custodian for cash overdraft	35,582
Accrued interest expense	(268)
Accrued operating services fee	(465)
Purchases of affiliated portfolios	(3,138,123)
Sales of affiliated portfolios	3,920,340
Net purchases of repurchase agreements	(14,974)
Net cash provided by operating activities	1,265,400
Cash flows from Financing Activities:
Proceeds from shares issued	535,659
Receivable for Fund shares issued	322
Payable for Fund shares redeemed	(8,394)
Payment on shares redeemed	(1,792,987)
Cash distributions paid	—
Short-term borrowing on credit facility	—
Net cash used by financing activities	(1,265,400)
Net change in cash for the period	—
Cash, beginning of period	—
Cash, end of period	$—
Supplemental Information:
Cash paid for interest on loan outstanding	$8,554

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Notes to Financial Statements
June 30, 2009 (Unaudited)

1.	Organization

AIP Alternative Strategies Funds (the “Trust”) was organized as a Dela-ware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (“Alpha”) and Beta Hedged Strategies Fund (“Beta”) (the “Funds”). Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha and Beta.

The Funds offer No Load Shares and Class C Shares. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%. The Class C shares do not charge a shareholder servicing fee.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the Investment Company Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

The Long/Short Equity — REIT-1 Portfolio was liquidated on June 25, 2009. The Long/Short Equity-Healthcare/Biotech-1 Portfolio was liquidated on March 30, 2009. The results of investment in these funds are shown in these statements because Alpha and Beta invested in the funds during the period.

Under a Fund-of-Funds structure each Fund invests all of its investable assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (the “Advisor”) and the Portfolios are advised by the Sub-Advisors. The Investment Advisor and the Board of Trustees may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles and which are followed consistently by the Funds in the preparation of their financial statements.
Investments in Portfolios of the UFT are valued at their net asset values as reported by the respective UFT Portfolios. Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2009:
Alpha Hedged Strategies Fund:

	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$312,676,896	$—	$—	$312,676,896
Repurchase Agreements	—	16,756,524	—	16,756,524
Total Investments	$312,676,896	$16,756,524	$—	$329,433,420

Beta Hedged Strategies Fund:

	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$6,396,276	$—	$—	$6,396,276
Repurchase Agreements	—	413,623	—	413,623
Total Investments	$6,396,276	$413,623	$—	$6,809,899

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent Alpha and Beta’s investments in shares of the UFTs (Level I) and repurchase agreements (Level 2). The investments and other financial instruments held by the UFTs have separate level categorizations which can be found in their financial statements.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Federal and Other Income Taxes
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds include Federal and the state of New York. As of December 31, 2008, open Federal and New York tax years include the tax years ended December 31, 2006 through December 31, 2008. The Funds have no examination in progress.

Use of Estimates
The preparation of the financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”
Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

The FASB Staff Position No. 133-1 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” amends FASB Statement No. 133 (“FAS 133”), “Accounting for Derivative Instruments and Hedging Activities”, and also amends FASB Interpretation No. 45 (“FIN 45”), “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others”. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period.

3.	Underlying Funds Trust

As of June 30, 2009 the UFT consisted of the following Portfolios:

The Arbitrage-1 Portfolio, Distressed/Hedged Income Portfolio, Distressed Securities & Special Situations-1 Portfolio, Energy & Natural Resources Portfolio, Event Driven and Risk Arbitrage Portfolio, Global Hedged Income-1 Portfolio, Income Arbitrage Portfolio, Long/Short Equity-Earnings Revision-1 Portfolio, Long/Short Equity Growth-1 Portfolio, Long/ Short Equity Hedge Portfolio, Long/Short Equity-International-1 Portfolio and Long/Short Equity Market Neutral Portfolio.

Investment Concentration
For the six months ended June 30, 2009 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
The Arbitrage-1 Portfolio	99.0	1.0
The Distressed/Hedged Income Portfolio	98.2	1.8
The Distressed Securities & Special Situations-1 Portfolio	97.3	2.7
The Energy and Natural Resources Portfolio	98.2	1.8
The Event Driven and Risk Arbitrage Portfolio	98.0	2.0
The Global Hedged Income-1 Portfolio	97.8	2.2
The Income Arbitrage Portfolio	98.9	1.1
The Long/Short Equity — Earnings Revision-1 Portfolio	99.0	1.0
The Long/Short Equity Growth-1 Portfolio	96.2	3.8
The Long/Short Equity — Healthcare/Biotech Portfolio[1]	N/A	N/A
The Long/Short Equity Hedge Portfolio	95.9	4.1
The Long/Short Equity — International-1 Portfolio	99.1	0.9
The Long/Short Equity Market Neutral Portfolio	99.1	0.9
The Long/Short Equity — REIT-1 Portfolio[2]	N/A	N/A

______________________________
1    The Long/Short Equity — Healthcare/Biotech Portfolio was liquidated on March 30, 2009.
2    The Long/Short Equity — REIT-1 Portfolio was liquidated on June 25, 2009.

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

The Arbitrage-1 Portfolio
Investment Objective
The Arbitrage-1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).

The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

The Distressed/Hedged Income Portfolio
Investment Objective
The Distressed/Hedged Income Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities of companies in financial distress, fixed income and income-oriented securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven Strategies, Distressed Securities Strategies, Market or Sector Timing/Trading Strategies and Fixed Income and High Yield Investment Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from the cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.

The Distressed Securities & Special Situations-1 Portfolio
Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

The Energy and Natural Resources Portfolio
Investment Objective
The Energy and Natural Resources Portfolio seeks to achieve capital appreciation and capital preservation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities and master limited partnerships within the energy and natural resources sectors. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Event Driven and Risk Arbitrage Portfolio
Investment Objective
The Event Driven and Risk Arbitrage Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions, companies that may be attractive acquisition targets and companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Distressed Securities, Event Driven and Relative Value/Arbitrage Strategies. A Distressed Securities Strategy is designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. An Event Driven Strategy is where the Portfolio employs strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/Arbitrage Strategy is where the Portfolio is designed to invest in both long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

The Global Hedged Income-1 Portfolio
Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income. Its secondary objective is capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, expects to invest approximately between 50% and 80% of its net assets in fixed income and income-oriented securities of non-U.S. issuers and among the securities of issuers located in approximately 10 to 30 countries, including developed countries and emerging markets. However, during any period when the Advisor believes the non-U.S. market is unattractive, as a defensive measure, the Portfolio may temporarily invest up to 80% of its net assets in the securities of U.S. issuers. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly ”junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Income Arbitrage Portfolio
Investment Objective
The Income Arbitrage Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Arbitrage Strategy is where the Portfolio invests both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in convertible bond securities of a company, interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

The Long/Short Equity — Earnings Revision-1 Portfolio
Investment Objective
The Long/Short Equity — Earning Revision-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — Growth-1 Portfolio
Investment Objective
The Long/Short Equity — Growth-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity Hedge Portfolio
Investment Objective
The Long/Short Equity Hedge Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — International-1 Portfolio
Investment Objective
The Long/Short Equity — International-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, expects to invest approximately between 50% and 80% of its net assets in the securities of non-U.S. issuers and among the securities of issuers located in approximately 10 to 30 countries, including developed countries and emerging markets. However, during any period when the Advisor believes the non-U.S. market is unattractive, as a defensive measure, the Portfolio may temporarily invest up to 80% of its net assets in the securities of U.S. issuers. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity Market Neutral Portfolio
Investment Objective
The Long/Short Equity Market Neutral Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity, Long/Short Equity Strategies and Relative Value/Arbitrage Strategies. A Market or Sector Timing/ Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Arbi-trage Strategy invests both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
		Portfolio		Portfolio
	Total	Turnover	Total	Turnover
	Return	Rate	Return	Rate
The Arbitrage-1 Portfolio	14.40%	88%	(16.55)%	64%
The Distressed/Hedged Income Portfolio	16.16	30	(41.70)	44
The Distressed Securities & Special
Situations-1 Portfolio	21.38	67	(45.90)	219
The Energy & Natural Resources
Portfolio[1]	24.41	200	(53.30)	356
The Equity Options Overlay-1 Portfolio[2]	N/A	N/A	(26.96)	270
The Event Driven and Risk Arbitrage
Portfolio	12.96	85	(21.91)	212
The Global Hedged Income-1 Portfolio	16.24	41	(34.28)	60
The Income Arbitrage Portfolio	(4.23)	605	(13.50)	926
The Long/Short Equity — Earnings
Revision-1 Portfolio	(11.92)	88	1.91	122
The Long/Short Equity — Global-1
Portfolio[3]	N/A	N/A	(38.16)	130
The Long/Short Equity — Growth-1
Portfolio	12.22	263	(24.43)	364
The Long/Short Equity —
Healthcare/Biotech Portfolio[4]	7.13	100	(10.65)	617
The Long/Short Equity Hedge Portfolio	(3.01)	251	(24.88)	292
The Long/Short Equity — International-1
Portfolio	4.13	296	(13.16)	523
The Long/Short Equity Market Neutral
Portfolio	(5.41)	110	(3.07)	260
The Long/Short Equity — REIT-1
Portfolio[5]	(21.68)	467	(8.56)	650

_______________
[1]	The Portfolio’s inception date was January 2, 2008.
[2]	The Equity Options Overlay-1 Portfolio was liquidated on December 30, 2008.
[3]	The Long/Short Equity — Global Portfolio-1 Portfolio was liquidated on December 18, 2008.
[4]	The Long/Short Equity — Healthcare/Biotech-1 Portfolio was liquidated on March 30, 2009.
[5]	The Long/Short Equity — REIT-1 Portfolio was liquidated on June 25, 2009.

Distributions from UFT
For the year ended December 31, 2008, the ordinary income distributions received by Alpha and Beta from the UFT were as follows:

	Alpha	Beta
The Arbitrage-1 Portfolio	$14,465	$—
The Distressed/Hedged Income Portfolio	4,118,017	79,973
The Distressed Securities & Special Situations-1
Portfolio	6,476	50
The Long/Short Equity — Healthcare/Biotech-1
Portfolio	1,507	—
The Long/Short Equity — Global-1 Portfolio	9,799	10,961
Total income distributions received	$4,150,264	$90,984

For the year ended December 31, 2008, the following Portfolios paid short-term capital gain distributions to Alpha and Beta:

	Alpha	Beta
The Distressed Securities & Special Situations-1 Portfolio	23,068	178
The Long/Short Equity — Healthcare/Biotech-1 Portfolio	31,549	—
The Long/Short Equity — REIT-1 Portfolio	122,190	—
Total short-term capital gain distributions received	$176,807	$178

For the year ended December 31, 2008, the following Portfolios paid long-term capital gain distributions to Alpha and Beta:

	Alpha	Beta
The Distressed Securities & Special Situations-1 Portfolio	37,310	288
The Long/Short Equity — Healthcare/Biotech-1 Portfolio	136,606	—
The Long/Short Equity — REIT-1 Portfolio	140,287	—
Total long-term capital gain distributions received	$314,203	$288

Security Valuation
Securities in the Portfolios of the UFT are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (“NOCP”). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price.

Foreign equities are valued at the official closing price, last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.

Investment and shareholder transactions in the UFT Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the UFT are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements
Certain UFT Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. It is the Trust’s policy that the Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the UFT Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the UFT Portfolio may be delayed or limited.

Short Sales
Certain UFT Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolio does not own securities which are sold short, the Portfolios will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Portfolio does not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
Certain Portfolios may purchase and sell futures contracts. The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Upon entering into a contract, the Portfolio deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains and losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver or receive a currency at a specified future date. The Portfolio is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may use forward currency exchange contracts to gain exposure to, or hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counterparty credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Options
Certain Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may use options to gain exposure to, or hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolio has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolio has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolio has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolio has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Portfolio pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a nonrefundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale).

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

Swaps
Certain Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolio to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolio to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity swap contract obligates the Portfolio to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolio to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract.

The Portfolio may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolio to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolio is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolio to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolio will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolio considers the credit-worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolio is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios did not hold any equity swap contracts at June 30, 2009.

The Portfolios may enter into credit default swaps for investment purposes, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The Income Arbitrage Portfolio used credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

The Income Arbitrage Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transaction under the applicable ISDA Master Agreement. Certain swap agreements between investment companies and counter-parties contain terms which grant the counterparty the right to terminate the swap and demand settlement if the net asset value of the investment company has fallen by a specified percentage or below a specified value. Concentrations associated with such instruments may create risk associated with the timing of funding liabilities arising from these agreements. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. Notional amounts of all credit default swaps agreements outstanding as of June 30, 2009 for which a Fund is the seller of protections are disclosed in the Schedule of Swap Contracts. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Convertible Securities
Certain Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
Certain Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Portfolio Holdings Information
The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about a Portfolio’s portfolio holdings is in the best interest of investors. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Portfolio. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of each Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of a Portfolio’s portfolio holdings, shown pro rata by each Fund’s relative allocation, as of each calendar quarter-end is also available on the Trust’s website at www.aipfunds.com within 60 days after the calendar quarter-end.

4.	Investment Transactions

Purchases and sales of the UFT Portfolios for the six months ended June 30, 2009 (excluding short-term investments) were as follows:

	Alpha		Beta
	Purchases	Sales	Purchases	Sales

The Arbitrage-1
Portfolio	$365,955	$1,800,000	$268,000	$—
The Distressed/Hedged
Income Portfolio	520,762	7,950,000	111,121	250,000
The Distressed
Securities & Special
Situations-1
Portfolio	488,228	7,911,134	802,720	—
The Energy & Natural
Resources Portfolio	375,410	7,551,546	—	597,072
The Event Driven and
Risk Arbitrage
Portfolio	231,158	6,954,112	402,000	—
The Global Hedged
Income-1 Portfolio	329,025	12,558,920	—	1,265,500
The Income Arbitrage
Portfolio	454,398	24,750,000	—	528,356
The Long/Short
Equity — Earnings
Revision-1 Portfolio	239,305	7,000,000	134,000	—
The Long/Short Equity
Growth-1 Portfolio	209,261	—	513,350	—
The Long/Short
Equity —
Healthcare/Biotech
Portfolio	66,365	10,071,203	—	—
The Long/Short Equity
Hedge Portfolio	9,758,778	4,000,000	906,932	—
The Long/Short
Equity —
International-1
Portfolio	233,995	5,000,000	—	152,757
The Long/Short Equity
Market Neutral
Portfolio	500,207	10,000,000	—	1,126,655
The Long/Short
Equity — REIT-1
Portfolio	215,898	15,888,550	—	—
Total Purchases and
Sales	$13,988,745	$121,435,465	$3,138,123	$3,920,340

5.	Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows:

	Alpha	Beta

Cost of Investments	$583,464,899	$10,225,199
Gross tax unrealized appreciation	16,197,488	36,163
Gross tax unrealized depreciation	(152,569,988)	(3,127,108)
Net tax unrealized appreciation (depreciation)	$(136,372,500)	$(3,090,945)

At December 31, 2008, the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Beta

Net unrealized appreciation
(depreciation)	$(136,372,500)	$(3,090,945)
Undistributed ordinary income	—	—
Capital loss carryover	(7,521,682)	(4,682,713)
Accumulated other gain (loss)	1,258,633	—
Total distributable earnings/(losses)	$(142,635,549)	$(7,773,658)

The tax character of distributions for the Funds was as follows:

	Year Ended		Year Ended
	December 31, 2008		December 31, 2007[1]
	Alpha	Beta	Alpha	Beta
	Hedged	Hedged	Hedged	Hedged
	Strategies	Strategies	Strategies	Strategies
	Fund	Fund	Fund	Fund

Distributions paid from:
Ordinary Income	$5,056,420	$9,445	$22,080,214	$930,190
Long-term capital gain	300,818	—	11,389,085	422,025
Total Distributions Paid	$5,357,238	$9,445	$33,469,299	$1,352,215

________________
1  The Funds distributed $5,090,381 and $24,874 as ordinary income from Alpha and Beta, respectively, in January 2007 for book purposes but December 2006 for tax purposes. The funds distributed $3,401,236 and $72,683 as long-term capital gain from Alpha and Beta, respectively, in January 2007 for book purposes but December 2006 for tax purposes.

Alpha permanent differences primarily relate to redemptions by the Underlying Funds Trust recognized as capital transactions for book purposes but treated as distributions recognized as taxable dividends or returns of capital for tax. Beta permanent differences primarily relate to disallowed net operating loss.

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2008.

6.	Operating Services Agreements and Other Expense Agreements

The Advisor provides virtually all day-to-day services to the Funds under an Operating Services Agreement. Under this Operating Services Agreement, the Advisor receives an annual fee of 0.74% of the Funds’ average daily net assets. For the six months ending June 30, 2009, Alpha and Beta paid the Advisor $1,073,627 and $19,933, respectively, pursuant to this Operating Services Agreement.

The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Advisor receives an annual shareholder service fee equal to 0.25% of Alpha and Beta’s No Load Class shares’ average daily net assets. For the six months ending June 30, 2009, Alpha and Beta paid the Advisor $331,202 and $5,475, respectively, pursuant to this shareholder servicing fee.

The Alpha and Beta Class C shares are subject to a Rule 12b-1 Distribution Plan. The 12b-1 fee is in the amount of 1.00% of the average daily net assets attributable to Class C shares. For the six months ending June 30, 2009, Alpha and Beta Class C shares paid a distribution fee of $126,039 and $5,037, respectively.

The Funds indirectly incur expenses through their investment in the UFT Portfolios. The Advisor receives an advisory fee, payable monthly, for the performance of advisory services to the UFT Portfolios at an annual rate of 2.50% of the average daily net assets of the Portfolios. The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Portfolios’ shares. Additionally, the Portfolios have entered into an operating services agreement, under which each Portfolio pays the Advisor 0.50% of such Portfolio’s average daily net assets.

Upon investing in the Portfolios an indirect annualized expense of 3.00% is incurred by the Funds. The combined effect of the Operating Services Agreement, the shareholder servicing fee, and the indirect expense incurred by investing in the Portfolios is to place a cap or ceiling on each Funds’ ordinary annual operating expenses at 3.99% of the average net assets for No Load shares and 4.74% for Class C shares, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

The Advisor is affiliated with Asset Alliance Corporation (“Asset Alliance”). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

7.	Capital Share Transactions

Transactions in No Load and Class C shares of Alpha were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
No Load	Shares	Amount	Shares	Amount

Shares sold	4,238,567	$38,826,386	30,814,547	$380,782,404
Shares issued to shareholders in reinvestment of
distributions	—	—	543,070	4,822,462
Shares redeemed, net of redemption fee	(12,200,528)	(107,775,447)	(49,188,391)	(555,355,874)
Net increase (decrease)	(7,961,961)	$(68,949,061)	(17,830,774)	$(169,751,008)

Shares outstanding:
Beginning of period	35,166,763		52,997,537
End of period.	27,204,802		35,166,763

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
Class C	Shares	Amount	Shares	Amount

Shares sold	215,679	$1,981,410	1,572,112	$19,270,580
Shares issued to shareholders in reinvestment of
distributions	—	—	22,379	197,155
Shares redeemed, net of redemption fee	(918,660)	(8,252,741)	(1,172,921)	(12,771,236)
Net increase (decrease)	(702,981)	$(6,271,331)	421,570	$6,696,499

Shares outstanding:
Beginning of period	3,231,641		2,810,071
End of period	2,528,660		3,231,641

Transactions in No Load and Class C shares of Beta were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
No Load	Shares	Amount	Shares	Amount

Shares sold	58,912	$481,738	813,757	$9,181,032
Shares issued to shareholders in reinvestment of
distributions	—	—	930	7,205
Shares redeemed, net of redemption fee	(198,493)	(1,573,695)	(2,523,447)	(26,819,868)
Net increase (decrease)	(139,581)	$(1,091,957)	(1,708,760)	$(17,631,631)

Shares outstanding:
Beginning of period	628,907		2,337,667

End of period.	489,326		628,907

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
Class C	Shares	Amount	Shares	Amount

Shares sold	6,858	$53,921	56,281	$553,713
Shares issued to shareholders in reinvestment of
distributions	—	—	166	1,269
Shares redeemed	(27,954)	(219,292)	(22,838)	(221,401)
Net increase (decrease)	(21,096)	$(165,371)	33,609	$333,581

Shares outstanding:
Beginning of period	135,482		101,873

End of period	114,386		135,482

8.	Credit Facility

Custodial Trust Company has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (“Agreement”) dated September 30, 2002 and April 28, 2006 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Funds or Custodial Trust Company. Each Fund is permitted to borrow up to 33-1/3% of total assets.

Deutsche Bank has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (“Agreement”) dated August 8, 2008 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Funds or Deutsche Bank. Each Fund is permitted to borrow up to 331/3% of total assets.

At June 30, 2009, Alpha and Beta had an outstanding loan payable balance of $35,000,000 and $1,141,000, respectively. The maximum amount of outstanding during the six months ending June 30, 2009 for Alpha and Beta was $100,000,000 and $1,148,500, respectively. For the same period Alpha and Beta had an outstanding average daily balance of $77,348,066 and $1,141,290, respectively, under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. For the six months ended June 30, 2009, the weighted average rate paid on the loan for Alpha and Beta was 1.43% and 1.45%, respectively. As collateral for the loan, the Funds are required under the loan and pledge agreements to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

9.	UFT Credit Facility

Custodial Trust Company has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (“Loan Agreement”) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the UFT Portfolios or Custodial Trust Company. Each UFT Portfolio is permitted to borrow up to 33.3% of total assets. None of the UFTs utilized the credit facility during the six months ended June 30, 2009.

10.	Subsequent Events

In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through August 31, 2009, the date the financial statements were issued.

Subsequent to June 30, 2009, the Advisor entered into a securities purchase agreement pursuant to which Hatteras Capital Investment

Management, LLC (“HCIM”), a registered investment adviser located in Raleigh, North Carolina, would purchase 55% of the membership interests of the Advisor from an affiliate of Asset Alliance Corporation, subject to certain conditions.

Furthermore, subsequent to June 30, 2009, at a meeting of the Board of Trustees of the UFT and the Funds held on July 13, 2009, the Board authorized and subsequently, on July 28, 2009, ratified certain updates regarding (i) the renaming of certain series of UFT and (ii) the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940, as amended. Following the completion of these transactions, UFT will be comprised of four separate series effective on or about October 31, 2009.

AIP Alternative Strategies Funds
Financial Highlights

	No Load
							Period from
	Six Months						August 1,
	Ended		Year		Year		2006		Year		Year	Year
	June 30,		Ended		Ended		through		Ended		Ended	Ended
ALPHA HEDGED	2009		December 31,		December 31,		December 31,		July 31,		July 31,	July 31,
STRATEGIES FUND	(Unaudited)		2008		2007		2006(1)		2006		2005	2004

Per Share Data(2):
Net Asset Value, Beginning of
Period	$8.95		$13.30		$13.27		$12.85		$12.10		$10.73	$9.81
Gain (Loss) from Investment
Operations:
Net investment income
(loss)(3)(8)	(0.06)		(0.16)		0.04		0.10		(0.05	)(7)	(0.09)	(0.24)
Net realized and unrealized gain
(loss) on investments	0.72		(4.04)		1.02		0.32		0.84	(7)	1.46	1.17
Total Gain (Loss) from
Investment Operations	0.66		(4.20)		1.06		0.42		0.79		1.37	0.93
Less Dividends and Distributions:
Net investment income	—		(0.13)		(0.25)		—		(0.04)		—	(0.01)
Net realized gains	—		(0.02)		(0.78)		—		—		—	—
Total Dividends and
Distributions	—		(0.15)		(1.03)		—		(0.04)		—	(0.01)
Net Asset Value, End of Period	$9.61		$8.95		$13.30		$13.27		$12.85		$12.10	$10.73
Total Return	7.83	%(5)	331.63%		8.25%		3.27	%(5	6.56%		12.77%	9.42%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$261,440		$314,600		$704,681		$279,109		$245,399		$123,035	$17,786
Ratio of expenses including
dividends on short positions and
interest expense to average net
assets:	5.15	%(4)(6)(9)	5.84	%(4)(9)	6.10	%(4)(9)	4.51	%(4)(6)	5.75	%(4)	4.96%	5.27%
Ratio of expenses excluding
dividends on short positions and
interest expense to average net
assets:	3.99	%(4)(6)	3.99	%(4)	3.99	%(4)	3.99	%(4)(6	3.99	%(4)	3.99%	3.99%
Ratio of net investment income
including dividends on short
positions and interest expense to
average net assets:	(1.36	%)(6)	(1.32%)		0.32%		1.92	%(6)	(0.42	%)(7)	(0.88%)	(2.36%)
Ratio of interest expense and
dividends on short positions to
average net assets:	1.16	%(6)(9)	1.85	%(9)	2.11	%(9)	0.52	%(6)	1.76%		0.97%	1.28%
Portfolio turnover rate(5)	4%		19%		0%		3%		137%		112%	146%

(1)	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2009, the years ended December 31, 2008 and December 31, 2007, the period ended December 31, 2006, and years ended July 31, 2006, July 31, 2005, and July 31, 2004 was ($0.04), ($0.05), $0.18, $0.13, $0.21, $0.01, and ($0.65), respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(5)	Not Annualized.
(6)	Annualized.
(7)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
(8)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(9)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	Class C
							Period from
	Six Months						August 1,
	Ended		Year		Year		2006(1)
	June 30,		Ended		Ended		through
	2009		December 31,		December 31,		December 31,
ALPHA HEDGED STRATEGIES FUND	(Unaudited)		2008		2007		2006

Per Share Data:(2)
Net Asset Value, Beginning Of Period	$8.88		$13.18		$13.21		$12.85
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)(7)	(0.09)		(0.24)		(0.06)		0.26
Net realized and unrealized gain (loss)
on investments	0.71		(3.99)		1.01		0.10
Total Gain (Loss) from Investment Operations	0.62		(4.23)		0.95		0.36
Less Dividends and Distributions:
Net investment income	—		(0.06)		(0.23)		—
Net realized gains	—		(0.01)		(0.75)		—
Total Dividends and Distributions	—		(0.07)		(0.98)		—
Net Asset Value, End of Period	$9.50		$8.88		$13.18		$13.21

Total Return	7.44	%(5)	332.17%		7.60%		2.80	%(5)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$24,028		$28,692		$37,048		$3,461
Ratio of expenses including dividends on short
positions and interest expense to average net
assets:	5.90	%(4)(6)(8)	6.59	%(4)(8)	6.85	%(4)(8)	5.26	%(4)(6)
Ratio of expenses excluding dividends on short
positions and interest expense to average net
assets:	4.74	%(4)(6)	4.74	%(4)	4.74	%(4)	4.74	%(4)(6)
Ratio of net investment income including dividends on
short positions and interest expense to average net
assets:	(2.11%)		(2.07%)		(0.43%)		4.76	%(6)
Ratio of interest expense and dividends on short
positions to average net assets:	1.16	%(6)(8)	1.85	%(8)	2.11	%(8)	0.52	%(6)
Portfolio turnover rate(5)	4%		19%		0%		3%

(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2009, the years ended December 31, 2008 and December 31, 2007, and the period ended December 31, 2006 was ($0.08), ($0.13), $0.07 and $0.29, respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements.

(5)	Not Annualized.
(6)	Annualized.
(7)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(8)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	No Load
							Period from
							August 1,		Period from
	Six Months		Year		Year		2006		April 28, 2006(1)
	Ended		Ended		Ended		through		through
BETA HEDGED	June 30, 2009		December 31,		December 31,		December 31,		July 31,
STRATEGIES FUND	(Unaudited)		2008		2007		2006(2)		2006

Per Share Data(3):
Net Asset Value, Beginning of
Period	$7.84		12.47		$12.10		$11.52		$12.50
Gain (Loss) from Investment
Operations:
Net investment income
(loss)(4)(9)	(0.05)		(0.23)		0.04		(0.07)		(0.02	)(8)
Net realized and unrealized
gain (loss) on investments	0.73		(4.39)		1.18		0.65		(0.96	)(8)
Total Gain (Loss) from
Investment Operations	0.68		(4.62)		1.22		0.58		(0.98)
Less Dividends and Distributions:
Net investment income	—		(0.01)		(0.06)		—		—
Net realized gains	—		(0.00	)(11)	(0.79)		—		—
Total Dividends and
Distributions	—		(0.01)		(0.85)		—		—
Net Asset Value, End of Period.	$8.52		$7.84		$12.47		$12.10		$11.52
Total Return	9.06	%(6)	-37.03%		10.35%		5.03	%(6)	37.84	%(6)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$4,169		$4,932		$29,149		$5,412		$5,676
Ratio of expenses including
dividends on short positions and
interest expense to average net
assets:	5.14	%(5)(7)(10)	6.13	%(5)(10)	5.97	%(5)(10)	5.09	%(5)(7)	5.07	%(5)(7)
Ratio of expenses excluding
dividends on short positions and
interest expense to average net
assets:	3.99	%(5)(7)	3.99	%(5)	3.99	%(5)	3.99	%(5)(7)	3.99	%(5)(7)
Ratio of net investment income
including dividends on short
positions and interest expense to
average net assets:	(1.29	%)(7)	(2.09%)		0.30%		(1.36	%)(7)	(0.54	%)(7)(8)
Ratio of interest expense and
dividends on short positions to
average net assets:	1.15	%(7)(10)	2.14	%(10)	1.98	%(10)	1.10	%(7)	1.08	%(7)
Portfolio turnover rate(6)	49%		11%		0%		1%		0%

(1)	Commencement of operations.
(2)	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
(3)	Information presented relates to a share of capital stock outstanding for the entire period.
(4)
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2009, the years ended December 31, 2008 and December 31, 2007 and the periods ended December 31, 2006 and July 31, 2006 was ($0.04), ($0.07), $0.21, ($0.01) and $0.05, respectively.

(5)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements.

(6)	Not Annualized.
(7)	Annualized.
(8)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
(9)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(10)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(11)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	Class C
							Period ended
	Six Months						August 1,
	Ended		Year		Year		2006(1)
	June 30,		Ended		Ended		through
BETA HEDGED	2009		December 31,		December 31		December 31,
STRATEGIES FUND	(Unaudited)		2008		2007		2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$7.73		$12.39		$12.06		$11.52
Gain (Loss) from Investment
Operations:
Net investment income
(loss)(3)(7)	(0.08)		(0.30)		(0.06)		(0.34)
Net realized and unrealized gain
(loss) on investments	0.72		(4.35)		1.18		0.88
Total Gain (Loss) from Investment
Operations	0.64		(4.65)		1.12		0.54
Less Dividends and Distributions:
Net investment income	—		(0.01)		(0.03)		—
Net realized gains	—		(0.00	)(9)	(0.76)		—
Total Dividends and
Distributions	—		(0.01)		(0.79)		—
Net Asset Value, End of Period	$8.37		$7.73		$12.39		$12.06
Total Return	8.81	%(5)	-37.54%		9.68%		4.69	%(5)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$958		$1,047		$1,262		$41
Ratio of expenses including dividends
on short positions and interest
expense to average net assets:	5.89	%(4)(6)(8)	6.88	%(4)(8)	6.72	%(4)(8)	5.84	%(4)(6)
Ratio of expenses excluding dividends
on short positions and interest
expense to average net assets:	4.74	%(4)(6)	4.74	%(4)	4.74	%(4)	4.74	%(4)(6)
Ratio of net investment income
including dividends on short positions
and interest expense to average net
assets:	(2.04	%)(6)	(2.84%)		(0.45%)		(6.91	%)(6)
Ratio of interest expense and dividends
on short positions to average net
assets:	1.15	%(6)(8)	2.14	%(8)	1.98	%(8)	1.10	%(6)
Portfolio turnover rate(5)	49%		11%		0%		1%

(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2009, the years ended December 31, 2008 and December 31, 2007, and the period ended December 31, 2006, was ($0.07), ($0.14), $0.11 and ($0.28), respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short positions. See Note 6 for a further explanation of the expense arrangements.

(5)	Not Annualized.
(6)	Annualized.
(7)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(8)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(9)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INVESTMENT ADVISOR
Alternative Investment Partners, LLC
600 Mamaroneck Avenue, Suite 400
Harrison, NY 10528

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue, Suite 500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-Low-Beta
(1-877-569-2382)

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.aipfunds.com, or on the SEC’s website, at www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2009 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by the Funds’ current prospectus.

The accompanying notes are an integral part of these financial statements.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Please see the attached financial statements as of June 30, 2009.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

 Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

 Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

 Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed March 12, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AIP Alternative Strategies Funds

By (Signature and Title)    /s/ Lee Schultheis
Lee Schultheis, President

Date    September 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Lee Schultheis
Lee Schultheis, President

Date    September 9, 2009

By (Signature and Title)*    /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date    September 9, 2009

* Print the name and title of each signing officer under his or her signature.